Employee Stock Options - Summary of Stock Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding, Beginning balance	703,034	115,750	110,750
Granted	117,500	619,784	5,000
Exercised	$ 0
Forfeited	28,000	(32,500)
Options outstanding, Ending Balance	792,534	703,034	115,750	110,750
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 178.80	$ 1,800	$ 1,920
Weighted Average Exercise Price, Granted	153.60	171.60	12.00
Weighted Average Exercise Price, Forfeited	309.60	535.20
Weighted Average Exercise Price, Outstanding Ending Balance	$ 170.40	$ 178.80	$ 1,800	$ 1,920
Weighted Average Remaining Contractual Term in Years, Granted	9 years 10 months 24 days	9 years 14 months 24 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, forfeited/expired		5 years 8 months 12 days
Weighted Average Remainder Contractual Terms Outstanding Beginning	8 years 3 months 18 days	8 years 9 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days